COMMITMENTS (Details) - Mar. 31, 2025 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Investment agreement with Chongqing Jintong Industrial Construction Investment Co., Ltd ("Chongqing Jintong")
COMMITMENTS
Commitment	$ 1.3	¥ 9.1